STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total	Preferred A Shares [Member]	Ordinary shares [Member]	Treasury shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2008	$ (2,368)	$ 191	$ 188	$ (100)	$ 64,930	$ (67,577)
Balance, shares at Dec. 31, 2008		81,666,668	77,038,662	134,000
Stock-based compensation	177				177
Cumulative adjustment upon adoption of an amendment of ASC 815-40	(103)				(51)	(52)
Net income (loss)	(1,425)					(1,425)
Balance at Dec. 31, 2009	(3,719)	191	188	(100)	65,056	(69,054)
Balance, shares at Dec. 31, 2009		81,666,668	77,038,662	134,000
Stock-based compensation	175				175
Net income (loss)	130					130
Balance at Dec. 31, 2010	(3,414)	191	188	(100)	65,231	(68,924)
Balance, shares at Dec. 31, 2010		81,666,668	77,038,662	134,000
Stock-based compensation	30				30
Net income (loss)	611					611
Balance at Dec. 31, 2011	$ (2,773)	$ 191	$ 188	$ (100)	$ 65,261	$ (68,313)
Balance, shares at Dec. 31, 2011		81,666,668	77,038,662	134,000